Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 0	$ 0
Accounts payable of consolidated VIE without recourse	40,457	10,445
Deferred revenue of consolidated VIE without recourse	41,277	28,274
Accrued expenses and other current liabilities of consolidated VIE without recourse	39,965	26,694
Amount due to related parties of the consolidated VIE without recourse the Company	8,117	$ 6,532
Income tax payable of the consolidated VIE without recourse	$ 3,881
Class A Common Stock [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	292,062,065	286,865,033
Ordinary shares, shares outstanding	292,062,065	286,865,033
Class B Common Stock [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	96,886,370	96,886,370
Ordinary shares, shares outstanding	96,886,370	96,886,370
VIE "Beijing Momo" [Member]
Allowance for doubtful accounts	$ 0	$ 0
Accounts payable of consolidated VIE without recourse	36,812	9,040
Deferred revenue of consolidated VIE without recourse	41,277	28,274
Accrued expenses and other current liabilities of consolidated VIE without recourse	6,632	1,954
Amount due to related parties of the consolidated VIE without recourse the Company	1,510
Income tax payable of the consolidated VIE without recourse	$ 3,881	$ 0